Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Weighted Average Assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2020	5%	45%	2%	6
2019	5%	46%	2%	6
2018	5%	46%	2%	6

Stock Option Transactions under Various Stock-Based Employee Compensation Plans
Information regarding the 1996 Plan for the year ended December 31, 2020 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	608,375	$57.97
Granted	63,500	71.91
Exercised	(61,949)	50.66
Forfeited	—	—
Expired	(11,000)	50.81

Outstanding, end of year	598,926	60.34	5.42

Exercisable at end of year	422,626	55.06	4.25

Summary of ESPP Share Activity
The following is a summary of 2019 ESPP share activity for the three months ended March 31, 2021:

Shares
Available for future purchases, January 1, 2021	369,771
Additional shares reserved under 2019 ESPP	86,490
Purchases	(31,824)

Available for future purchases, March 31, 2021	424,437

The following is a summary of 2019 ESPP share activity for the year ended December 31, 2020:

Shares
Available for future purchases, January 1, 2020	438,434
Additional shares reserved under 2019 ESPP	86,093
Purchases	(154,756)

Available for future purchases, December 31, 2020	369,771